Average Annual Total Returns{- Fidelity Equity-Income K6 Fund} - 01.31 Fidelity Equity-Income K6 Fund PRO-04 - Fidelity Equity-Income K6 Fund	Fidelity Equity-Income K6 Fund Income K6 Fund Past 1 year	Fidelity Equity-Income K6 Fund Income K6 Fund Since Inception		RS008 Past 1 year	RS008 Since Inception
Total	24.74%	16.72%	[1]	25.37%	15.06%	[1]

[1]	(a)From June 13, 2019